Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Statement of Cash Flows [Abstract]
Non-cash distributions to members	$ 6,589	[1]
Cash and non-cash distributions to members	40,429
Cash distributions from members	$ 33,662	[1]

[1]	* Cash distributions to members for the year ended December 31, 2023 excludes the non-cash distribution to members of an aircraft, net of the aircraft's related debt, of $6,589. As such, total cash and non-cash distributions to members totaled $40,429, which consist of the non-cash distributions of $6,589 plus the cash distributions of $33,662